NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details Narrative) - $ / shares	9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Dec. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive excluded shares	388,936	390,710		389,010	17,687
Ayala Pharmaceuticals Inc [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares basic			1,333,333
Weighted average shares diluted			1,155,555
Weighted average warrants price per share (in Dollars per share)			$ 0.01
Antidilutive excluded shares			466,666
Stock options outstanding			900,789
Ayala Pharmaceuticals Inc [Member] | IPO [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive excluded shares			695,674
Ayala Pharmaceuticals Inc [Member] | Series A Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive excluded shares			3,679,778
Ayala Pharmaceuticals Inc [Member] | Series B Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive excluded shares			3,750,674